Grants and investment tax credits (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Grants and investment tax credits
Grants and investment tax credits	$ 66,761	$ 232,882	$ 1,458,632
Grants and investment tax credits excluded from cost of sales	0	0	8,535
Grants and investment tax credits excluded from research and development expense	0	144,032	1,408,840
Grants and investment tax credits excluded from property and equipment and intangible asset	0	0	40,584
Grants Excluded From Office Salaries And Benefits	$ 66,761	$ 88,850	$ 0